Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Preferred Stock, No par value [Member]	Common Stock, No par value [Member]	Treasury Stock Equity	Additional paid in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Total FMC-AG and Co. KGaA [Member]	Noncontrolling interests not subject to put provisions [Member]
Shareholders equity at Dec. 31, 2012			$ 374,915		$ 3,491,581	$ 5,563,661	$ (492,113)	$ 8,942,506	$ 264,754
Shares issued at Dec. 31, 2012		3,973,333	302,739,758
Proceeds from exercise of options and related tax effects	105,554	3			102,520			105,554
Shares from exercise of options and related tax effects		2,200	2,280,439
Proceeds from conversion of preference shares	34,784	(4,465)			34,784			34,784
Preference share conversion		(3,975,533)	3,975,533
Compensation expense related to stock options	(13,593)				(13,593)			(13,593)
Dividends paid	296,134					296,134		296,134
treasury stock value	(505,014)			(505,014)				(505,014)
treasury stock shares				(7,548,951)
Minority interest increase from stock issuance	(15,173)				(3,566)			(3,566)	(11,607)
Minority interest decrease from distributions to noncontrolling interest holders	(32,275)								(32,275)
Changes in fair value of noncontrolling interests	(108,575)				(108,575)			(108,575)
Comprehensive income net of tax including portion attributable to noncontrolling interest abstract
Other comprehensive income loss net of tax period increase decrease less amounts attributable to noncontrolling interests subject to put provisions	(61,467)						(58,474)	(58,474)	(2,993)
Profit loss less amounts attributable to noncontrolling interests subject to put provisions	1,142,467					1,109,890		1,109,890	32,577
Comprehensive income net of tax including portion attributable to noncontrolling interest less amounts attributable to noncontrolling interests subject to put provisions	1,081,000							1,051,416	29,584
Shareholders equity at Dec. 31, 2013	9,485,020			(505,014)		6,377,417	(550,587)	9,234,564	250,456
Shares issued at Dec. 31, 2013				(7,548,951)
Proceeds from exercise of options and related tax effects	5,801		158		5,643			5,801
Shares from exercise of options and related tax effects			115,395
Compensation expense related to stock options	6,174				6,174			6,174
Minority interest increase from stock issuance	(2,879)				(2,576)			(2,576)	(303)
Minority interest decrease from distributions to noncontrolling interest holders	(8,951)								(8,951)
Changes in fair value of noncontrolling interests	13,847				13,847			13,847
Comprehensive income net of tax including portion attributable to noncontrolling interest abstract
Other comprehensive income loss net of tax period increase decrease less amounts attributable to noncontrolling interests subject to put provisions	(39,305)						(39,260)	(39,260)	(45)
Profit loss less amounts attributable to noncontrolling interests subject to put provisions	220,582					205,462		205,462	15,120
Comprehensive income net of tax including portion attributable to noncontrolling interest less amounts attributable to noncontrolling interests subject to put provisions	181,277							166,202	15,075
Shareholders equity at Mar. 31, 2014	$ 9,680,289			$ (505,014)	$ 3,553,425	$ 6,582,879	$ (589,847)	$ 9,424,012	$ 256,277
Shares issued at Mar. 31, 2014				(7,548,951)